Income Taxes - Reconciliation of Expected Income Tax Expense at Federal Statutory Rate of 35 Percent to Company's Applicable Income Tax Expense (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Reconciliation [Line Items]
Corporate tax		35.00%	35.00%	35.00%
Net income tax benefit		$ (910)
Scenario, Forecast [Member]
Income Tax Reconciliation [Line Items]
Corporate tax	21.00%